Brookfield Real Assets Income Fund Inc.
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE CREDIT - 70.5%		Par	Value
Basic Industrial - 1.3%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)(b)		$3,000,000	$2,822,310
Methanex Corp., 5.25%, 12/15/2029 (c)		1,490,000	1,488,025
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)(b)		1,450,000	1,475,382
NOVA Chemicals Corp., 8.50%, 11/15/2028 (a)(b)		1,405,000	1,470,264
Tronox, Inc.
4.63%, 03/15/2029 (a)(c)		2,102,000	1,370,415
9.13%, 09/30/2030 (a)		1,660,000	1,626,081
			10,252,477

Capital Goods - 0.4%
Cascades, Inc., 6.75%, 07/15/2030 (a)		3,252,000	3,312,162

Construction & Building Materials - 0.5%
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031 (a)		3,578,000	3,667,152

Diversified - 1.5%
Five Point Operating Co. LP, 8.00%, 10/01/2030 (a)		2,300,000	2,333,812
Howard Hughes Corp.
5.38%, 08/01/2028 (a)(b)		4,275,000	4,258,081
4.38%, 02/01/2031 (a)		1,610,000	1,509,386
Kennedy Wilson Europe Real Estate Ltd., 3.25%, 11/12/2025	EUR	631,579	739,600
Kennedy-Wilson, Inc.
4.75%, 02/01/2030 (b)(c)		1,700,000	1,587,290
5.00%, 03/01/2031 (c)		1,715,000	1,595,082
			12,023,251

Energy - 5.1%
Antero Resources Corp., 5.38%, 03/01/2030 (a)(b)		2,840,000	2,856,915
Ascent Resources Utica Holdings LLC, 6.63%, 10/15/2032 (a)(b)		2,895,000	2,954,770
Civitas Resources, Inc., 8.38%, 07/01/2028 (a)(b)		2,745,000	2,845,273
CNX Resources Corp., 7.38%, 01/15/2031 (a)(c)		2,533,000	2,612,230
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)(c)		1,457,000	1,454,831
Crescent Energy Finance LLC, 7.63%, 04/01/2032 (a)(c)		2,765,000	2,746,141
EQT Corp., 4.50%, 01/15/2029		3,228,000	3,229,044
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)		1,387,000	1,424,156
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)(b)		4,300,000	4,316,086
Matador Resources Co., 6.50%, 04/15/2032 (a)		2,819,000	2,845,733
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)		1,865,000	1,827,526
Permian Resources Operating LLC
5.88%, 07/01/2029 (a)(b)		2,825,000	2,838,286
6.25%, 02/01/2033 (a)		2,830,000	2,882,757
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (a)		1,455,000	1,423,782
Transocean Titan Financing Ltd., 8.38%, 02/01/2028 (Acquired 2/22/2023 - 3/1/2023, Cost $2,099,670) (a)(b)(d)		2,088,571	2,139,679
Transocean, Inc., 8.75%, 02/15/2030 (a)		2,325,000	2,446,231
			40,843,440

Health Facilities - 2.8%
Community Health Systems, Inc., 10.88%, 01/15/2032 (a)(b)		6,486,000	6,865,055
LifePoint Health, Inc., First Lien, 8.01% (3 mo. Term SOFR + 3.75%), 05/19/2031		4,500,000	4,488,300
LifePoint Health, Inc., 10.00%, 06/01/2032 (a)		815,000	855,700
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)		3,068,000	3,190,720
Tenet Healthcare Corp., 6.13%, 10/01/2028 (b)		6,770,000	6,775,696
Toledo Hospital, 4.98%, 11/15/2045		250,000	210,817
			22,386,288

Infrastructure Services - 1.0%
Cemex SAB de CV, 7.20% to 09/10/2030 then 5 yr. CMT Rate + 3.52%, Perpetual (a)		3,000,000	3,115,650
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)(b)		1,610,000	1,667,876
Wrangler Holdco Corp., 6.63%, 04/01/2032 (a)(b)		3,000,000	3,128,580
			7,912,106

Leisure - 4.1%
Braemar Hotels & Resorts, Inc., 4.50%, 06/01/2026		1,500,000	1,455,000
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (a)(b)		5,250,000	5,398,294
6.50%, 02/15/2032 (a)(b)		2,850,000	2,907,031
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/2031 (a)		3,085,000	2,918,748
5.88%, 03/15/2033 (a)		1,400,000	1,429,093
MGM Resorts International, 6.13%, 09/15/2029 (c)		2,785,000	2,834,932
NCL Corp. Ltd., 6.75%, 02/01/2032 (a)(c)		2,862,000	2,942,438
RHP Hotel Properties LP
4.50%, 02/15/2029 (a)(b)(c)		4,010,000	3,932,315
6.50%, 06/15/2033 (a)		1,957,000	2,015,524
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (a)		1,370,000	1,370,375
Station Casinos LLC, 6.63%, 03/15/2032 (a)		1,490,000	1,530,641
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)		1,475,000	1,439,942
Wynn Resorts Finance LLC, 7.13%, 02/15/2031 (a)(c)		2,700,000	2,907,017
			33,081,350

Media - 8.5%
Cable One, Inc., 4.00%, 11/15/2030 (Acquired 12/4/2020 - 5/20/2025, Cost $5,741,921) (a)(c)(d)		6,640,000	5,625,611
CCO Holdings LLC
6.38%, 09/01/2029 (a)		5,170,000	5,241,062
4.75%, 03/01/2030 (a)(b)		9,475,000	9,093,830
CSC Holdings LLC
3.38%, 02/15/2031 (a)(b)		10,093,000	6,509,432
4.50%, 11/15/2031 (a)(b)		18,284,000	11,889,634
Directv Financing LLC, 10.00%, 02/15/2031 (a)(b)		5,850,000	5,840,630
DISH Network Corp., 11.75%, 11/15/2027 (a)(b)		13,401,000	14,181,418
Midcontinent Communications, 8.00%, 08/15/2032 (a)(b)		2,665,000	2,745,531
Virgin Media Secured Finance PLC, 4.50%, 08/15/2030 (a)(b)		4,675,000	4,407,756
VZ Secured Financing BV, 5.00%, 01/15/2032 (a)		3,223,000	2,915,794
			68,450,698

Media Content - 0.5%
Discovery Communications LLC, 4.13%, 05/15/2029		3,000,000	2,887,500
Warnermedia Holdings, Inc., 4.28%, 03/15/2032 (c)		1,500,000	1,374,375
			4,261,875

Metals & Mining - 0.8%
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (a)		1,640,000	1,714,581
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (a)		2,950,000	2,841,840
7.00%, 03/15/2032 (a)(c)		1,530,000	1,545,378
			6,101,799

Oil Gas Transportation & Distribution - 15.4%
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054 (a)(b)		7,197,000	7,444,670
Antero Midstream Partners LP, 5.38%, 06/15/2029 (a)(b)		5,400,000	5,381,820
Beazer Homes USA, Inc., 7.50%, 03/15/2031 (a)(b)		3,125,000	3,166,431
Buckeye Partners LP, 4.13%, 12/01/2027 (b)		3,655,000	3,613,667
Enbridge, Inc.
7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083		825,000	857,336
7.63% to 01/15/2033 then 5 yr. CMT Rate + 4.42%, 01/15/2083 (b)		8,790,000	9,526,075
Energy Transfer LP, 7.58% (3 mo. Term SOFR + 3.28%), 11/01/2066 (b)		9,500,000	9,468,894
Enterprise Products Operating LLC
5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077		1,460,000	1,458,376
5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078 (c)		8,516,000	8,456,908
Excelerate Energy LP, 8.00%, 05/15/2030 (a)		2,782,000	2,960,994
Genesis Energy LP, 7.88%, 05/15/2032 (c)		4,783,000	4,986,536
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)(b)(c)		4,440,000	4,466,391
Parkland Corp., 4.50%, 10/01/2029 (a)(b)		3,247,000	3,163,528
Plains All American Pipeline LP, 8.58% (3 mo. Term SOFR + 4.37%), Perpetual (b)		13,765,000	13,787,280
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (b)		6,750,000	7,166,430
Suburban Propane Partners LP, 5.00%, 06/01/2031 (a)(b)(c)		4,389,000	4,175,718
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)(b)		2,688,000	2,701,271
Sunoco LP
4.50%, 05/15/2029 (b)(c)		1,981,000	1,933,305
5.63%, 03/15/2031 (a)		274,000	272,023
Tallgrass Energy Partners LP, 6.00%, 12/31/2030 (a)(b)		4,339,000	4,286,455
Transcanada Trust, 5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082 (b)(c)		6,755,000	6,693,521
USA Compression Partners LP, 6.25%, 10/01/2033 (a)		2,889,000	2,902,462
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (a)(b)		4,005,000	4,175,084
Venture Global LNG, Inc.
7.00%, 01/15/2030 (a)(c)		2,750,000	2,842,221
8.38%, 06/01/2031 (a)(c)		1,885,000	1,978,575
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033 (a)		1,094,000	1,208,860
6.50%, 01/15/2034 (a)		1,636,000	1,721,592
Whistler Pipeline LLC, 5.95%, 09/30/2034 (a)(c)		2,950,000	3,041,235
			123,837,658

Real Estate - 6.9%
American Assets Trust LP, 6.15%, 10/01/2034 (c)		2,762,000	2,811,557
Arbor Realty SR, Inc., 7.88%, 07/15/2030 (a)		1,640,000	1,724,336
Brandywine Operating Partnership LP
8.88%, 04/12/2029 (b)(c)		3,038,000	3,297,245
6.13%, 01/15/2031		1,320,000	1,318,350
EPR Properties, 3.60%, 11/15/2031 (c)		3,100,000	2,861,653
Global Net Lease, Inc., 3.75%, 12/15/2027 (a)(b)		1,510,000	1,465,778
Iron Mountain, Inc.
4.88%, 09/15/2029 (Acquired 2/10/2021 - 2/11/2021, Cost $2,995,616) (a)(b)(d)		2,950,000	2,903,967
6.25%, 01/15/2033 (a)(b)		3,380,000	3,448,168
Ladder Capital Finance Corp., 7.00%, 07/15/2031 (a)		2,620,000	2,745,582
Lamar Media Corp., 4.00%, 02/15/2030 (b)		3,050,000	2,919,849
Millrose Properties, Inc., 6.38%, 08/01/2030 (a)		1,973,000	2,006,521
MPT Operating Partnership LP
0.99%, 10/15/2026	EUR	5,000,000	5,596,859
8.50%, 02/15/2032 (a)(b)		2,675,000	2,842,554
Park Intermediate Holdings LLC, 7.00%, 02/01/2030 (a)(b)		1,344,000	1,385,542
Piedmont Operating Partnership LP, 6.88%, 07/15/2029 (b)		3,456,000	3,657,798
Service Properties Trust
0.00%, 09/30/2027 (a)(e)		1,837,000	1,620,980
4.95%, 10/01/2029		5,315,000	4,686,193
4.38%, 02/15/2030 (b)		4,456,000	3,792,898
Starwood Property Trust, Inc., 7.25%, 04/01/2029 (a)(c)		2,735,000	2,874,417
XHR LP, 4.88%, 06/01/2029 (a)		1,488,000	1,457,485
			55,417,732

Specialty Retail - 0.5%
Kohl's Corp., 10.00%, 06/01/2030 (a)		4,000,000	4,346,204

Support-Services - 0.4%
Grand Canyon University, 5.13%, 10/01/2028		3,250,000	3,198,053

Telecommunication Services - 9.3%
Altice France SA, 5.50%, 01/15/2028 (a)(b)		4,161,000	3,661,680
Bell Telephone Co. of Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055 (b)(c)		4,073,000	4,225,500
C&W Senior Finance Ltd., 9.00%, 01/15/2033 (a)(c)		2,066,000	2,160,542
Cable One, Inc., 0.00%, 03/15/2026 (b)(e)		5,000,000	4,870,023
EchoStar Corp., 6.75% 11/30/2025 (c)		10,405,475	10,740,531
Frontier Communications Holdings LLC, 8.63%, 03/15/2031 (a)(b)		4,235,000	4,464,800
Iliad Holding SASU, 8.50%, 04/15/2031 (a)(b)		1,500,000	1,608,729
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (a)(b)		1,531,000	918,600
5.13%, 07/15/2029 (a)		7,129,000	3,956,595
Level 3 Financing, Inc.
3.75%, 07/15/2029 (a)		3,100,000	2,642,413
6.88%, 06/30/2033 (a)(b)		8,474,000	8,636,794
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/2031 (a)(b)		1,800,000	1,921,086
Optics Bidco SpA, 6.38%, 11/15/2033 (a)(b)		1,826,000	1,812,276
Rogers Communications, Inc., 7.13% to 04/15/2035 then 5 yr. CMT Rate + 2.62%, 04/15/2055 (c)		4,365,000	4,627,572
Telecom Italia Capital SA, 6.38%, 11/15/2033 (b)		2,860,000	3,003,706
TELUS Corp., 7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055		3,283,000	3,460,292
Uniti Group LP
10.50%, 02/15/2028 (a)		1,595,348	1,680,221
6.50%, 02/15/2029 (a)		2,365,000	2,220,880
Windstream Escrow LLC, 8.25%, 10/01/2031 (a)(b)		8,266,000	8,562,394
			75,174,634

Transportation - 0.1%
BNSF Funding Trust I, 6.61% to 01/15/2026 then 3 mo. LIBOR US + 2.35%, 12/15/2055 (b)(f)		675,000	674,148

Utility - 11.4%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055 (b)		8,760,000	8,587,591
AES Panama Generation Holdings SRL, 4.38%, 05/31/2030 (a)		1,606,951	1,518,569
American Electric Power Co., Inc.
6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (b)(c)		3,387,000	3,667,981
7.05% to 12/15/2029 then 5 yr. CMT Rate + 2.75%, 12/15/2054 (b)		1,380,000	1,442,996
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/2028 (a)(b)		2,596,000	2,538,861
Calpine Corp., 5.13%, 03/15/2028 (a)(c)		4,605,000	4,607,477
CenterPoint Energy, Inc., 6.85% to 02/15/2035 then 5 yr. CMT Rate + 2.95%, 02/15/2055 (b)		7,225,000	7,667,654
Clearway Energy Operating LLC, 3.75%, 02/15/2031 (a)(b)		1,897,000	1,741,442
Edison International, 7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054		1,616,000	1,648,570
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (b)(f)		7,600,000	7,639,239
Entergy Corp., 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054 (c)		5,620,000	5,872,271
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055 (b)		2,995,000	3,067,129
Ferrellgas LP, 5.88%, 04/01/2029 (a)		6,315,000	5,877,646
NiSource, Inc., 6.38% to 03/31/2035 then 5 yr. CMT Rate + 2.53%, 03/31/2055		640,000	663,095
NRG Energy, Inc., 6.00%, 02/01/2033 (a)(b)		3,000,000	3,046,887
PG&E Corp., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055 (b)		11,355,000	11,663,073
Sempra
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054		1,535,000	1,589,024
6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055 (c)		7,895,000	8,069,740
Sierra Pacific Power Co., 6.20% to 12/15/2030 then 5 yr. CMT Rate + 2.55%, 12/15/2055		1,089,000	1,090,089
Vistra Operations Company, LLC
5.63%, 02/15/2027 (a)(b)		4,075,000	4,075,308
7.75%, 10/15/2031 (a)(b)		1,300,000	1,375,699
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (a)(b)		4,206,000	4,317,505
			91,767,846
TOTAL CORPORATE CREDIT (Cost $556,443,342)			566,708,873

SECURITIZED CREDIT - 38.8%		Par	Value
Commercial Mortgage-Backed Securities - 6.6%
ACAM Ltd.
Series 2019-FL1, Class D, 7.01% (1 mo. Term SOFR + 2.86%), 11/17/2034, (2.75% Floor) (a)		1,902,000	1,886,319
Series 2019-FL1, Class E, 7.26% (1 mo. Term SOFR + 3.11%), 11/17/2034, (3.00% Floor) (a)		2,098,000	2,071,362
ACREC Trust
Series 2025-FL3, Class D, 7.18% (1 mo. Term SOFR + 3.04%), 08/18/2042, (3.04% Floor) (a)		500,000	490,797
Series 2025-FL3, Class E, 7.93% (1 mo. Term SOFR + 3.79%), 08/18/2042, (3.79% Floor) (a)		250,000	243,102
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F, 9.27% (1 mo. Term SOFR + 5.11%), 09/15/2038, (5.00% Floor) (a)		5,000,000	4,414,262
BBCMS Mortgage Trust, Series 2021-AGW, Class G, 9.06% (1 mo. Term SOFR + 4.91%), 06/15/2036, (4.80% Floor) (a)		4,000,000	3,342,907
Beast Mortgage Trust, Series 2021-1818, Class F, 8.72% (1 mo. Term SOFR + 4.56%), 03/15/2036, (4.70% Floor) (a)		1,250,000	112,500
BX Trust, Series 2025-VLT6, Class E, 7.34% (1 mo. Term SOFR + 3.19%), 03/15/2042, (3.19% Floor) (a)		1,000,000	996,570
Federal Home Loan Mortgage Corporation, Series K-152, Class X3, 4.48%, 11/25/2055 (g)(h)		5,250,000	1,275,327
GS Mortgage Securities Corp. II, Series 2020-GC47, Class F, 2.57%, 05/12/2053 (a)(h)		3,500,000	2,049,040
Hilton USA Trust
Series 2016-HHV, Class E, 4.33%, 11/05/2038 (a)(h)		11,000,000	10,824,177
Series 2016-SFP, Class C, 4.12%, 11/05/2035 (a)		581,000	146,702
Series 2016-SFP, Class D, 4.93%, 11/05/2035 (a)		1,929,000	197,120
Series 2016-SFP, Class E, 5.52%, 11/05/2035 (a)		1,300,000	106,844
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class AJ, 6.56%, 02/15/2051 (h)		15,741	15,879
Series 2021-1440, Class F, 9.12% (1 mo. Term SOFR + 4.96%), 03/15/2036, (4.85% Floor) (a)(i)		2,586,000	530,647
KIND Trust
Series 2021-KIND, Class E, 7.52% (1 mo. Term SOFR + 3.36%), 08/15/2038, (3.25% Floor) (a)		1,487,782	1,470,083
Series 2021-KIND, Class F, 8.22% (1 mo. Term SOFR + 4.06%), 08/15/2038, (3.95% Floor) (a)		3,331,912	3,305,917
Last Mile Logistics Pan Euro Finance, Series 1A, Class E, 4.73% (3 mo. EURIBOR + 2.70%), 08/17/2033, (2.70% Floor) (a)	EUR	1,192,955	1,401,110
Last Mile Securities, Series 2021-1A, Class F, 7.03% (3 mo. EURIBOR + 5.00%), 08/17/2031, (5.00% Floor), (9.00% Cap) (a)	EUR	2,037,581	2,394,912
Morgan Stanley ABS Capital I, Inc., Series 2024-NSTB, Class D, 4.27%, 09/24/2057 (a)(h)		1,000,000	927,625
Morgan Stanley Capital I Trust, Series 2017-HR2, Class D, 2.73%, 12/15/2050		3,000,000	2,695,965
Taurus CMBS, Series 2021-UK4X, Class E, 7.09% (SONIA + 3.10%), 08/17/2031, (3.10% Floor)	GBP	644,923	868,384
TPG Real Estate Finance Issuer Ltd., Series 2021-FL4, Class E, 8.61% (1 mo. Term SOFR + 4.46%), 03/15/2038, (4.35% Floor) (a)		4,000,000	3,979,093
UK Logistics
Series 2024-1A, Class D, 7.99% (SONIA + 4.00%), 05/17/2034, (4.00% Floor) (a)	GBP	504,000	681,734
Series 2024-1A, Class E, 8.99% (SONIA + 5.00%), 05/17/2034, (5.00% Floor) (a)	GBP	1,874,000	2,530,620
VMC Finance LLC
Series 2021-FL4, Class D, 7.75% (1 mo. Term SOFR + 3.61%), 06/16/2036, (3.06% Floor) (a)		893,000	837,187
Series 2021-FL4, Class E, 8.20% (1 mo. Term SOFR + 4.06%), 06/16/2036, (3.61% Floor) (a)		3,107,000	2,788,532
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class E, 5.79%, 10/15/2048 (h)		427,053	426,017
			53,010,734

Commercial Real Estate - 2.3%
111 Wall Street, 5.00%, 01/31/2026 (Acquired 11/1/2024, Cost $9,461,985) (d)(i)		9,549,981	9,473,581
125 West End Office Mezz LLC, 14.83% (1 mo. Term SOFR + 10.50%), 03/12/2026 (Acquired 3/11/2021 - 4/4/2025, Cost $3,648,430) (d)(e)(i)		3,654,003	1,439,677
575 LEXINGTON JUNIOR MEZZ, 29.33%, 06/18/2026 (Acquired 3/17/2021 - 9/12/2025, Cost $4,879,127) (d)(e)(i)		9,467,598	3,058,034
575 LEXINGTON SENIOR MEZZ, 10.75%, 06/18/2026 (Acquired 9/20/2023 - 8/29/2025, Cost $3,870,358) (d)(i)		4,053,672	4,053,672
			18,024,964

Interest-Only Securities - 0.1%
Government National Mortgage Association, Series 2010-132, Class IO, 0.41%, 11/16/2052 (g)(h)		179,416	447
JP Morgan Mortgage Trust
Series 2014-5, Class AX4, 0.10%, 10/25/2029 (a)(g)(h)		691,413	809
Series 2015-4, Class 2X1, 0.24%, 06/25/2045 (a)(g)(h)		30,828,786	234,185
Series 2021-INV1, Class AX1, 0.22%, 10/25/2051 (a)(g)(h)		40,151,642	439,038
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class AX1, 0.10%, 06/25/2051 (a)(g)(h)		44,336,224	228,234
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class XE, 1.25%, 03/15/2049 (a)(g)(h)		14,999,000	52,174
Vendee Mortgage Trust, Series 1997-2, Class IO, 0.00%, 06/15/2027 (e)(g)(h)		669,361	1
			954,888

Other - 0.9%
FIGRE Trust
Series 2024-HE3, Class D, 6.53%, 07/25/2054 (a)(h)		1,000,000	1,013,285
Series 2024-HE3, Class E, 7.55%, 07/25/2054 (a)(h)		500,000	500,682
Series 2024-HE3, Class F, 9.26%, 07/25/2054 (a)(h)		500,000	540,753
Series 2024-HE4, Class E, 6.81%, 09/25/2054 (a)(h)		500,000	485,308
Series 2024-HE4, Class F, 8.48%, 09/25/2054 (a)(h)		500,000	518,834
Series 2025-PF1, Class E, 8.80%, 06/25/2055 (a)(h)		1,000,000	1,067,810
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/2040 (h)		1,044,890	1,044,201
Mid-State Trust X, Series 10, Class B, 7.54%, 02/15/2036		608,113	608,840
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A4, 6.93%, 09/15/2031 (h)		411,357	167,672
Series 2001-E, Class A4, 6.81%, 12/15/2031		1,637,118	1,607,241
			7,554,626

Residential Mortgage-Backed Securities - 28.9%(j)
ACRA Trust, Series 2024-NQM1, Class B1, 8.18%, 10/25/2064 (a)(h)		1,500,000	1,523,533
Alternative Loan Trust
Series 2006-19CB, Class A9, 4.97% (1 mo. Term SOFR + 0.81%), 08/25/2036, (0.70% Floor), (6.00% Cap)		1,714,875	723,559
Series 2006-23CB, Class 2A7, 11.31% (-4 x 1 mo. Term SOFR + 27.94%), 08/25/2036, (0.00% Floor), (28.40% Cap) (k)		1,193,269	667,895
Series 2006-29T1, Class 2A5, 6.00%, 10/25/2036		1,056,207	544,755
Series 2006-29T1, Class 2A6, 6.50%, 10/25/2036		1,657,437	908,602
Series 2006-29T1, Class 3A3, 35.18% (-10 x 1 mo. Term SOFR + 77.24%), 10/25/2036, (0.00% Floor), (78.40% Cap) (k)		635,711	884,197
Series 2006-41CB, Class 1A14, 1.08% (-1 x 1 mo. Term SOFR + 5.24%), 01/25/2037, (0.00% Floor), (5.35% Cap) (g)(k)		6,013,747	622,799
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037		967,028	457,199
Series 2006-41CB, Class 2A12, 6.00%, 01/25/2037		8,850,400	4,191,517
Series 2006-41CB, Class 2A14, 6.00%, 01/25/2037		1,078,646	510,843
Series 2006-41CB, Class 2A17, 6.00%, 01/25/2037		1,054,833	499,565
Series 2006-45T1, Class 2A5, 6.00%, 02/25/2037		2,030,603	1,031,362
Series 2007-12T1, Class A22, 5.75%, 06/25/2037		1,653,582	660,367
Series 2007-15CB, Class A2, 5.75%, 07/25/2037		794,787	425,568
Series 2007-15CB, Class A5, 5.75%, 07/25/2037		731,587	391,727
Series 2007-16CB, Class 4A5, 4.77% (1 mo. Term SOFR + 0.61%), 08/25/2037, (0.50% Floor), (7.00% Cap)		3,325,899	1,993,517
Series 2007-2CB, Class 2A11, 4.67% (1 mo. Term SOFR + 0.51%), 03/25/2037, (0.40% Floor), (5.75% Cap)		2,191,790	749,437
Series 2007-HY6, Class A1, 4.69% (1 mo. Term SOFR + 0.53%), 08/25/2047, (0.42% Floor)		1,758,023	1,469,952
Series 2007-OA3, Class 1A1, 4.55% (1 mo. Term SOFR + 0.39%), 04/25/2047, (0.28% Floor)		5,130,638	4,542,744
Bellemeade Re Ltd., Series 2024-1, Class M1C, 8.31% (30 day avg SOFR US + 3.95%), 08/25/2034, (3.90% Floor) (a)		1,000,000	1,034,561
BRAVO Residential Funding Trust
Series 2022-NQM3, Class A3, 5.50%, 07/25/2062 (a)(h)		1,289,493	1,310,672
Series 2023-NQM5, Class B1, 7.31%, 06/25/2063 (a)(h)		1,000,000	998,388
BVRT LLC, Series 2021-6F, Class A1, 2.75%, 12/30/2027 (a)		960,014	925,025
Caister Finance DAC
Series 1A, Class D, 7.88% (SONIA + 3.90%), 08/17/2035, (0.00% Floor) (a)	GBP	1,134,000	1,525,567
Series 1A, Class E, 9.73% (SONIA + 5.75%), 08/17/2035, (0.00% Floor) (a)	GBP	1,140,000	1,526,418
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M2, 3.00%, 05/25/2034 (a)(h)		1,100,000	1,055,743
Cascade MH Asset Trust
Series 2021-MH1, Class B2, 5.57%, 02/25/2046 (a)		500,000	437,982
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (a)(h)		147,000	149,610
Series 2024-MH1, Class B2, 8.35%, 11/25/2056 (a)(h)		154,000	150,504
Chase Mortgage Finance Corp.
Series 2005-A2, Class 3A2, 4.43%, 01/25/2036 (h)		540,734	463,710
Series 2007-A1, Class 11M1, 4.62%, 03/25/2037 (h)		1,475,596	1,355,521
CHNGE Mortgage Trust
Series 2022-1, Class B1, 4.55%, 01/25/2067 (a)(h)		2,500,000	2,241,184
Series 2022-1, Class M1, 3.99%, 01/25/2067 (a)(h)		2,700,000	2,282,964
Series 2022-2, Class B1, 4.59%, 03/25/2067 (a)(h)		3,000,000	2,658,929
Series 2023-2, Class M1, 8.02%, 06/25/2058 (a)(h)		3,500,000	3,501,325
Series 2023-4, Class B1, 8.41%, 09/25/2058 (a)(h)		891,000	892,796
Series 2023-4, Class M1, 8.41%, 09/25/2058 (a)(h)		750,000	756,341
Citicorp Mortgage Securities, Inc., Series 2006-5, Class 1A11, 5.17% (1 mo. Term SOFR + 1.01%), 10/25/2036, (0.90% Floor), (7.00% Cap)		262,314	213,607
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR5, Class 1A2A, 5.02%, 04/25/2037 (h)		282,218	266,013
Series 2009-8, Class 2A2, 6.10%, 04/25/2037 (a)(h)		4,063,718	1,838,019
Countrywide Alternative Loan Trust
Series 2005-10CB, Class 1A1, 4.77% (1 mo. Term SOFR + 0.61%), 05/25/2035, (0.50% Floor), (5.50% Cap)		1,022,020	741,269
Series 2005-84, Class 2A1, 5.12%, 02/25/2036 (h)		6,944,722	6,573,853
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-21, Class A10, 6.00%, 11/25/2034		27,425	27,777
Series 2006-20, Class 1A18, 4.92% (1 mo. Term SOFR + 0.76%), 02/25/2037, (0.65% Floor), (6.00% Cap)		3,439,105	1,153,031
Series 2007-18, Class 1A1, 6.00%, 11/25/2037		149,702	61,605
Series 2007-5, Class A29, 5.50%, 05/25/2037		147,842	62,713
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM1, Class B2, 3.83%, 05/25/2065 (a)(h)		1,100,000	813,887
Series 2021-NQM2, Class B2, 4.34%, 02/25/2066 (a)(h)		1,600,000	1,177,979
CRIBS Mortgage Trust, Series 2025-RTL1, Class M1, 7.92%, 05/25/2040 (a)(h)		1,000,000	1,013,991
CWABS Asset-Backed Certificates, Series 2006-13, Class 1AF4, 3.94%, 01/25/2037 (h)		281,243	275,262
Deephaven Residential Mortgage Trust, Series 2022-2, Class B1, 4.30%, 03/25/2067 (a)(h)		3,000,000	2,471,986
Eagle Re Ltd., Series 2023-1, Class M1B, 8.31% (30 day avg SOFR US + 3.95%), 09/26/2033, (3.95% Floor) (a)		5,000,000	5,150,342
EASY Trust, Series 2025-RTL1, Class A2, 8.30%, 05/25/2040 (a)(l)		1,000,000	1,005,321
Ellington Financial Mortgage Trust
Series 2024-INV2, Class B1, 7.17%, 10/25/2069 (a)(h)		1,000,000	1,006,518
Series 2025-CES4, Class B1, 7.05%, 06/25/2060 (a)(h)		500,000	503,368
Series 2025-CES4, Class B2, 8.14%, 06/25/2060 (a)(h)		500,000	503,571
Fidelis Mortgage Trust, Series 2025-RTL1, Class B, 8.95%, 02/27/2040 (a)(h)		900,000	903,932
FIGRE Trust
Series 2024-HE2, Class B, 6.63%, 05/25/2054 (a)(h)		718,668	735,996
Series 2024-HE2, Class C, 6.72%, 05/25/2054 (a)(h)		359,334	366,538
Series 2024-HE2, Class D, 7.20%, 05/25/2054 (a)(h)		500,000	525,136
Series 2024-HE2, Class E, 8.20%, 05/25/2054 (a)(h)		500,000	518,982
Series 2024-HE2, Class F, 9.79%, 05/25/2054 (a)(h)		500,000	536,458
Series 2024-HE5, Class E, 7.01%, 10/25/2054 (a)(h)		1,000,000	975,931
Series 2025-HE1, Class E, 7.36%, 01/25/2055 (a)(h)		2,000,000	2,085,572
Series 2025-HE1, Class F, 8.53%, 01/25/2055 (a)(h)		500,000	512,687
First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A6, 4.92% (1 mo. Term SOFR + 0.76%), 11/25/2035, (0.65% Floor), (5.50% Cap)		1,019,529	377,354
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class M, 4.50%, 02/25/2059 (a)(h)		4,108,000	3,897,474
Series 2021-1, Class M, 4.25%, 09/25/2060 (a)		2,386,994	2,301,864
Series 2022-1, Class M, 4.50%, 11/25/2061 (a)(h)		3,000,000	2,650,056
FREED Mortgage Trust, Series 2024-HE1, Class C, 6.55%, 05/25/2039 (a)		1,136,377	1,155,978
GCAT Trust
Series 2022-NQM4, Class A2, 5.73%, 08/25/2067 (a)(l)		728,846	729,922
Series 2022-NQM4, Class A3, 5.73%, 08/25/2067 (a)(l)		364,423	364,489
Series 2022-NQM4, Class M1, 5.73%, 08/25/2067 (a)(h)		250,000	249,449
Series 2023-NQM2, Class B1, 6.93%, 11/25/2067 (a)(h)		2,258,000	2,226,782
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A1VN, 4.77% (1 mo. Term SOFR + 0.61%), 02/25/2036, (0.50% Floor)		284,052	272,600
Series 2005-HE3, Class A2, 4.77% (1 mo. Term SOFR + 0.61%), 02/25/2036, (0.50% Floor), (14.00% Cap)		317,104	304,321
Series 2007-HE2, Class A2, 6.05%, 12/25/2037 (h)		211,262	209,443
Series 2007-HE2, Class A3, 6.19%, 12/25/2037 (h)		406,977	404,882
GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class B4, 4.08%, 05/25/2062 (a)(h)		1,534,648	1,250,178
GSAMP Trust, Series 2006-NC2, Class A2C, 4.57% (1 mo. Term SOFR + 0.41%), 06/25/2036, (0.30% Floor)		411,930	219,067
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A4, 4.67%, 01/25/2036 (h)		1,668,239	1,482,224
Series 2007-1F, Class 4A1, 4.57% (1 mo. Term SOFR + 0.41%), 01/25/2037, (0.30% Floor), (7.00% Cap)		5,530,491	1,146,621
Home Equity Asset Trust, Series 2006-7, Class 2A3, 4.57% (1 mo. Term SOFR + 0.41%), 01/25/2037, (0.30% Floor)		3,145,253	2,744,638
Home RE Ltd., Series 2021-2, Class M2, 7.61% (30 day avg SOFR US + 3.25%), 01/25/2034, (0.00% Floor) (a)		5,331,000	5,381,740
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A1, 5.39%, 08/25/2067 (a)(l)		503,292	503,182
Series 2022-NQM5, Class A2, 6.12%, 08/25/2067 (a)(l)		335,528	336,507
Series 2022-NQM5, Class M1, 6.25%, 08/25/2067 (a)(l)		1,026,000	1,023,732
Indymac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 4.11%, 03/25/2037 (h)		589,959	454,570
Series 2007-AR3, Class 1A1, 4.95%, 07/25/2037 (h)		1,346,630	1,189,153
Irwin Home Equity Loan Trust, Series 2006-1, Class 2A3, 6.27%, 09/25/2035 (a)(l)		69,680	68,502
JP Morgan Mortgage Trust
Series 2003-A1, Class B4, 5.55%, 10/25/2033 (h)		82,607	83,061
Series 2003-A2, Class B4, 6.25%, 11/25/2033 (h)		73,194	1
Series 2007-A2, Class 3A2, 4.83%, 04/25/2037 (h)		3,273,394	2,678,789
Series 2021-INV1, Class B5, 2.97%, 10/25/2051 (a)(h)		254,000	118,941
Series 2021-INV1, Class B6, 1.98%, 10/25/2051 (a)(h)		573,000	213,206
Series 2022-DSC1, Class B2, 4.93%, 01/25/2063 (a)(h)		2,690,000	2,232,475
Series 2023-HE3, Class M2, 6.89% (30 day avg SOFR US + 2.50%), 05/20/2054, (0.00% Floor) (a)		1,647,471	1,663,604
Series 2024-CES1, Class B2, 9.22%, 06/25/2054 (a)(h)		1,101,000	1,099,603
Series 2025-CES1, Class B1, 6.86%, 05/25/2055 (a)(h)		1,000,000	997,079
Series 2025-NQM2, Class M1B, 6.90%, 09/25/2065 (a)(h)		1,750,000	1,767,587
Series 2025-VIS3, Class A3, 5.57%, 02/25/2066 (a)(l)		1,000,000	1,000,703
JPMorgan Chase Bank NA
Series 2019-CL1, Class M3, 6.37% (1 mo. Term SOFR + 2.21%), 04/25/2047, (2.10% Floor) (a)		141,426	142,345
Series 2020-CL1, Class M3, 7.62% (1 mo. Term SOFR + 3.46%), 10/25/2057, (0.00% Floor) (a)		129,190	134,206
Series 2020-CL1, Class M4, 8.62% (1 mo. Term SOFR + 4.46%), 10/25/2057, (0.00% Floor) (a)		148,495	157,011
Series 2020-CL1, Class M5, 9.87% (1 mo. Term SOFR + 5.71%), 10/25/2057, (0.00% Floor) (a)		855,570	889,140
Series 2021-CL1, Class M2, 5.91% (30 day avg SOFR US + 1.55%), 03/25/2051, (0.00% Floor) (a)		131,895	128,108
MASTR Asset Backed Securities Trust
Series 2006-NC2, Class A5, 4.75% (1 mo. Term SOFR + 0.59%), 08/25/2036, (0.48% Floor)		343,012	118,162
Series 2006-NC3, Class A3, 4.47% (1 mo. Term SOFR + 0.31%), 10/25/2036, (0.20% Floor)		2,382,653	1,090,997
Series 2006-NC3, Class A4, 4.59% (1 mo. Term SOFR + 0.43%), 10/25/2036, (0.32% Floor)		4,019,829	1,840,647
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class B4, 2.95%, 06/25/2051 (a)(h)		459,383	330,599
Series 2021-INV1, Class B5, 2.95%, 06/25/2051 (a)(h)		128,000	57,567
Series 2021-INV1, Class B6, 2.92%, 06/25/2051 (a)(h)		352,021	128,999
MFA Trust, Series 2021-INV1, Class B1, 3.29%, 01/25/2056 (a)(h)		700,000	653,246
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class B1A, 6.51%, 07/25/2069 (a)(h)		1,000,000	986,629
New York Mortgage Trust, Inc.
Series 2024-BPL2, Class M, 8.41%, 05/25/2039 (a)		1,919,000	1,931,043
Series 2024-BPL3, Class M1, 6.90%, 09/25/2039 (a)(h)		1,500,000	1,490,872
Nomura Resecuritization Trust
Series 2014-1R, Class 2A11, 3.13% (1 mo. Term SOFR + 0.24%), 02/26/2037, (0.13% Floor) (a)		19,233,896	15,846,803
Series 2015-11R, Class 4A5, 4.01%, 06/26/2037 (a)(h)		2,828,588	2,492,886
Series 2015-1R, Class 3A7, 4.02%, 03/26/2037 (a)(h)		3,788,629	1,997,407
Series 2015-1R, Class 4A7, 6.09%, 12/26/2037 (a)(h)		932,338	866,374
NRZ Excess Spread-Collateralized Notes
Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)		576,274	573,175
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (a)		527,884	515,510
Oaktown Re Ltd., Series 2021-2, Class M1C, 7.71% (30 day avg SOFR US + 3.35%), 04/25/2034, (3.35% Floor) (a)		3,769,000	3,824,715
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A6, 5.66%, 01/25/2037 (l)		104,944	97,676
PRKCM Trust
Series 2021-AFC1, Class B2, 3.95%, 08/25/2056 (a)(h)		350,000	237,945
Series 2022-AFC2, Class B1, 6.00%, 08/25/2057 (a)(h)		3,000,000	2,967,372
Series 2023-AFC1, Class B1, 7.42%, 02/25/2058 (a)(h)		1,000,000	993,924
Series 2023-AFC1, Class B2, 7.42%, 02/25/2058 (a)(h)		1,000,000	989,976
Series 2023-AFC2, Class B1, 8.17%, 06/25/2058 (a)(h)		3,000,000	3,000,815
Series 2023-AFC2, Class M1, 7.88%, 06/25/2058 (a)		750,000	752,402
Series 2023-AFC3, Class B1, 7.65%, 09/25/2058 (a)(h)		4,248,000	4,254,601
Series 2023-AFC3, Class B2, 7.65%, 09/25/2058 (a)(h)		1,005,000	1,000,034
Series 2024-AFC1, Class B1, 8.06%, 03/25/2059 (a)(h)		1,638,000	1,658,305
Series 2024-HOME1, Class B1, 7.76%, 05/25/2059 (a)(h)		1,623,000	1,642,707
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40%, 04/17/2041 (a)(h)		2,100,000	1,949,307
PRPM LLC
Series 2023-NQM1, Class B2, 6.25%, 01/25/2068 (a)(h)		1,000,000	974,601
Series 2024-NQM1, Class B1, 7.44%, 12/25/2068 (a)(h)		2,000,000	1,996,293
Series 2024-NQM2, Class B1, 7.84%, 06/25/2069 (a)(h)		1,500,000	1,529,128
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054 (a)(l)		1,000,000	949,487
Radnor RE Ltd., Series 2021-1, Class M2, 7.51% (30 day avg SOFR US + 3.15%), 12/27/2033, (3.15% Floor) (a)		1,180,455	1,186,597
RALI Trust
Series 2006-QO7, Class 2A1, 5.00% (MTA + 0.85%), 09/25/2046, (0.85% Floor)		4,672,923	4,262,290
Series 2006-QS14, Class A30, 25.71% (-13 x 1 mo. Term SOFR + 79.76%), 11/25/2036, (0.00% Floor), (81.25% Cap) (k)		39,732	76,974
Series 2006-QS3, Class 1A10, 6.00%, 03/25/2036		1,232,088	1,075,890
Series 2007-QO3, Class A1, 4.59% (1 mo. Term SOFR + 0.43%), 03/25/2047, (0.32% Floor)		983,044	883,044
RCKT Mortgage Trust, Series 2024-CES3, Class M2, 7.01%, 05/25/2044 (a)(h)		2,000,000	2,044,084
RFMSI Trust, Series 2007-S3, Class 1A5, 5.50%, 03/25/2037		1,040,944	743,293
Rithm Capital Corp.
Series 2024-NQM2, Class B1, 6.61%, 09/25/2064 (a)(h)		500,000	499,663
Series 2024-RTL1, Class M1, 9.30%, 03/25/2039 (a)(h)		2,500,000	2,506,881
Santander Holdings USA, Inc., Series 2023-MTG1, Class M1, 8.51% (30 day avg SOFR US + 4.15%), 02/26/2052, (2.50% Floor) (a)		4,589,653	4,999,062
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 4.57% (1 mo. Term SOFR + 0.41%), 09/25/2036, (0.30% Floor)		4,892,641	1,563,378
Series 2007-NC1, Class A2B, 4.57% (1 mo. Term SOFR + 0.41%), 12/25/2036, (0.30% Floor)		3,010,476	1,455,057
STAR Trust, Series 2022-SFR3, Class E2, 7.85% (1 mo. Term SOFR + 3.70%), 05/17/2039, (3.70% Floor) (a)		3,750,000	3,757,505
Starwood Mortgage Residential Trust, Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)		400,000	351,421
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1, 9.16%, 02/25/2039 (a)(h)		1,500,000	1,511,706
Towd Point Mortgage Trust, Series 2024-CES1, Class M2, 6.86%, 01/25/2064 (a)(h)		1,000,000	1,004,477
Verus Securitization Trust
Series 2022-1, Class B1, 4.01%, 01/25/2067 (a)(h)		360,000	281,742
Series 2022-1, Class B2, 3.98%, 01/25/2067 (a)(h)		2,199,000	1,606,393
Series 2022-2, Class B2, 4.26%, 02/25/2067 (a)(h)		1,500,000	1,132,270
Series 2023-2, Class B1, 7.44%, 03/25/2068 (a)(h)		1,000,000	992,266
Series 2023-4, Class B1, 8.06%, 05/25/2068 (a)(h)		2,000,000	1,993,685
Series 2023-INV2, Class A3, 7.08%, 08/25/2068 (a)(l)		72,575	72,914
Series 2023-INV2, Class B1, 8.04%, 08/25/2068 (a)(h)		100,000	100,381
Series 2023-INV2, Class M1, 7.35%, 08/25/2068 (a)(h)		121,000	121,437
Series 2024-1, Class B1, 7.91%, 01/25/2069 (a)(h)		500,000	505,596
Series 2024-2, Class B1, 7.86%, 02/25/2069 (a)(h)		1,000,000	1,012,381
Series 2024-INV1, Class B1, 8.09%, 03/25/2069 (a)(h)		1,000,000	1,016,753
Vista Point Securitization Trust, Series 2024-CES3, Class B1, 7.83%, 01/25/2055 (a)(h)		500,000	506,522
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY1, Class 4A1, 4.20%, 02/25/2037 (h)		4,333,342	3,949,045
Series 2007-HY3, Class 4A1, 4.99%, 03/25/2037 (h)		4,022,322	3,639,117
Series 2007-HY5, Class 1A1, 4.15%, 05/25/2037 (h)		1,485,878	1,341,802
Series 2007-HY5, Class 3A1, 3.88%, 05/25/2037 (h)		516,261	470,379
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR1, Class 2A5, 6.33%, 03/25/2036 (h)		722,843	705,500
Series 2006-AR12, Class 2A1, 6.17%, 09/25/2036 (h)		536,370	490,961
Western Alliance Bancorp
Series 2021-CL2, Class M3, 8.46% (30 day avg SOFR US + 4.10%), 07/25/2059, (0.00% Floor) (a)		851,626	891,325
Series 2021-CL2, Class M4, 9.71% (30 day avg SOFR US + 5.35%), 07/25/2059, (0.00% Floor) (a)		1,464,518	1,590,156
			232,420,460
TOTAL SECURITIZED CREDIT (Cost $361,009,823)			311,965,672

COMMON STOCKS - 8.7%		Shares	Value
Airports - 0.4%
Aeroports de Paris SA		4,929	652,993
Airports of Thailand PCL		579,286	724,535
Grupo Aeroportuario del Pacifico SAB de CV - Class B		47,916	1,128,519
Japan Airport Terminal Co. Ltd. (b)		23,398	745,673
			3,251,720

Circular Economy - 0.0%(m)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		1,872	46,485
Hera SpA		15,170	68,304
Orizon Valorizacao de Residuos SA (n)		6,426	67,239
Waste Management, Inc. (b)		371	81,928
			263,956

Clean Technology - 0.0%(m)
Itron, Inc. (b)(n)		552	68,757
Trane Technologies PLC (b)		185	78,063
			146,820

Data Centers - 0.0%(m)
Digital Realty Trust, Inc. (b)		230	39,762
Equinix, Inc. (b)		83	65,009
			104,771

Diversified - 0.0%(m)
American Assets Trust, Inc.		981	19,934
CapitaLand Integrated Commercial Trust		13,617	24,183
CapitaLand Investment Ltd.		4,830	10,087
Kennedy-Wilson, Inc.		593	4,934
Stockland (b)		4,070	16,460
Sun Hung Kai Properties Ltd.		1,769	21,160
			96,758

Electricity Infrastructure - 0.1%
Constellation Energy Corp.		246	80,951
EDP Renovaveis SA		3,853	50,923
Grenergy Renovables SA (n)		757	57,450
SSE PLC (b)		6,017	141,133
			330,457

Electricity Transmission & Distribution - 0.5%
CenterPoint Energy, Inc. (b)		26,544	1,029,907
PG&E Corp. (b)		88,200	1,330,056
Sempra		15,414	1,386,952
			3,746,915

Gas Utilities - 0.2%
Italgas SpA (b)		70,158	646,284
NiSource, Inc. (b)		18,235	789,575
			1,435,859

Gathering & Processing - 0.4%
MPLX LP (b)		34,910	1,743,755
ONEOK, Inc. (b)		23,820	1,738,145
			3,481,900

Health Care - 0.0%(m)
American Healthcare REIT, Inc. (b)		610	25,626
Omega Healthcare Investors, Inc.		628	26,514
Parkway Life Real Estate Investment Trust		3,349	10,703
Ventas, Inc.		239	16,728
Welltower, Inc. (b)		441	78,560
			158,131

Hotel - 0.0%(m)
Invincible Investment Corp.		24	10,944

Industrial - 0.0%(m)
CTP NV (a)(b)		447	9,975
First Industrial Realty Trust, Inc.		600	30,882
Goodman Group		1,085	23,513
LaSalle Logiport REIT (b)		11	10,672
LXP Industrial Trust (b)		1,050	9,408
Prologis, Inc. (b)		350	40,082
Tritax Big Box REIT PLC		16,448	32,060
Warehouses De Pauw CVA		929	23,290
			179,882

Integrated Utilities/Renewables - 1.1%
Chubu Electric Power Co., Inc.		40,946	568,659
Duke Energy Corp. (b)		12,775	1,580,906
Entergy Corp. (b)		14,859	1,384,710
Evergy, Inc. (b)		19,291	1,466,502
IDACORP, Inc. (b)		4,076	538,643
NextEra Energy, Inc. (b)		38,602	2,914,065
			8,453,485

Midstream - 2.0%
APA Group (b)		122,255	717,715
Cheniere Energy, Inc. (b)		17,251	4,053,640
Enbridge, Inc.		13,101	660,934
Targa Resources Corp. (b)		20,882	3,498,570
TC Energy Corp. (b)		32,915	1,790,905
TC Energy Corp. (b)		20,687	1,124,801
Williams Cos., Inc. (b)		72,054	4,564,621
			16,411,186

Net Lease - 0.0%(m)
Broadstone Net Lease, Inc.		794	14,189
EPR Properties		712	41,303
Essential Properties Realty Trust, Inc. (b)		963	28,659
NETSTREIT Corp.		580	10,475
VICI Properties, Inc. (b)		884	28,827
			123,453

Office - 0.0%(m)
COPT Defense Properties		679	19,732
Highwoods Properties, Inc.		976	31,056
Hongkong Land Holdings Ltd.		2,105	13,325
KDX Realty Investment Corp. (b)		10	11,392
Kilroy Realty Corp.		114	4,816
Mitsui Fudosan Co. Ltd. (b)		4,613	50,218
Nippon Building Fund, Inc.		6	5,662
Piedmont Office Realty Trust, Inc. - Class A		2,242	20,178
Vornado Realty Trust		489	19,819
			176,198

Pipeline Transportation / Natural Gas - 0.8%
DT Midstream, Inc.		16,349	1,848,418
Energy Transfer LP (b)		149,348	2,562,812
Enterprise Products Partners LP (b)		56,386	1,763,190
			6,174,420

Pipeline Transportation / Petroleum - 0.5%
Enbridge, Inc. (b)		53,742	2,711,821
Plains All American Pipeline LP (b)		50,481	861,206
			3,573,027

Ports - 0.1%
International Container Terminal Services, Inc.		99,047	803,262

Rail - 0.6%
Canadian Pacific Kansas City Ltd. (b)		14,704	1,095,114
CSX Corp.		24,105	855,968
East Japan Railway Co. (b)		35,128	859,190
Union Pacific Corp. (b)		7,937	1,876,069
			4,686,341

Real Estate - 0.4%
Arbor Realty Trust, Inc.		5,023	61,331
Five Point Holdings LLC - Class A (n)		825	5,057
Global Net Lease, Inc.		71,214	1,658,574
Ladder Capital Finance Corp.		3,546	38,687
RLJ Lodging Trust		21,699	547,466
Service Properties Trust		156,426	423,915
SL Green Realty Corp.		767	45,874
Starwood Property Trust, Inc.		2,993	57,974
			2,838,878

Renewable Power & Infrastructure - 0.7%
Boralex, Inc. - Class A (b)		1,785	34,848
E.ON SE (b)		4,307	81,125
Enel SpA (b)		10,922	103,503
Equatorial Energia SA		147,455	1,022,331
First Solar, Inc. (n)		264	58,220
Fortis, Inc. (b)		922	46,766
Iberdrola SA (b)		6,875	130,140
National Grid PLC (b)		111,078	1,596,043
Public Service Enterprise Group, Inc. (b)		1,096	91,472
Xcel Energy, Inc. (b)		25,133	2,026,976
			5,191,424

Residential - 0.0%(m)
AvalonBay Communities, Inc. (b)		303	58,530
Canadian Apartment Properties REIT (b)		69	2,018
Comforia Residential REIT, Inc. (b)		3	6,594
Fastighets AB Balder (n)		2,881	20,644
Kojamo Oyj (n)		1,226	15,617
Mid-America Apartment Communities, Inc.		157	21,938
Sun Communities, Inc. (b)		50	6,450
Vonovia SE (b)		341	10,657
			142,448

Retail - 0.0%(m)
Brixmor Property Group, Inc. (b)		1,040	28,787
Curbline Properties Corp. (b)		701	15,632
Eurocommercial Properties NV (b)		417	13,089
Hang Lung Properties Ltd.		9,971	11,169
Macerich Co.		804	14,633
Scentre Group		9,852	26,575
Simon Property Group, Inc. (b)		126	23,646
Wharf Real Estate Investment Company Ltd.		1,712	5,055
			138,586

Self Storage - 0.0%(m)
Big Yellow Group PLC (b)		864	11,321
Extra Space Storage, Inc. (b)		395	55,671
Smartstop Self Storage REIT, Inc. (b)		233	8,770
			75,762

Specialty - 0.0%(m)
Lamar Advertising Co. - Class A		163	19,955

Sustainable Solutions - 0.0%(m)
GE Vernova, Inc. (b)		91	55,956
NEXTracker, Inc. - Class A (n)		699	51,719
Schneider Electric SE (b)		336	94,575
			202,250

Toll Roads - 0.2%
Getlink SE (b)		46,250	852,827
Transurban Group (b)		99,611	908,836
			1,761,663

Towers - 0.3%
American Tower Corp. (b)		1,759	338,291
Cellnex Telecom SA (a)(b)		16,743	579,936
Crown Castle, Inc. (b)		16,489	1,591,023
Uniti Group, Inc. (n)		32,074	196,293
			2,705,543

Utility - 0.2%
Pennon Group PLC (b)		282,527	1,782,259

Water - 0.2%
American Water Works Co., Inc. (b)		5,599	779,325
Guangdong Investment Ltd.		670,786	609,675
			1,389,000

Water & Waste Infrastructure - 0.0%(m)
Republic Services, Inc. (b)		251	57,599
Severn Trent PLC (b)		1,352	47,140
Waste Connections, Inc. (b)		521	91,591
Xylem, Inc. (b)		339	50,003
			246,333
TOTAL COMMON STOCKS (Cost $62,997,058)			70,103,586

TERM LOANS - 7.2%		Par	Value
Apro LLC, First Lien, 7.94% (3 mo. Term SOFR + 3.75%), 07/09/2031		1,980,000	1,974,555
Cablevision Lightpath LLC, 7.36% (1 mo. Term SOFR + 3.00%), 11/30/2027		5,950,667	5,959,355
Cogeco Communications USA II LP, First Lien, 7.61% (1 mo. Term SOFR + 3.25%), 09/30/2030		1,570,000	1,566,279
Cornerstone Generation LLC, First Lien, 7.48% (1 mo. Term SOFR + 3.25%), 10/28/2031		1,500,000	1,509,375
Directv Financing LLC, 9.81% (1 mo. Term SOFR + 5.50%), 02/18/2031		9,050,000	8,835,063
Edgewater Generation LLC, First Lien, 7.32% (1 mo. Term SOFR + 3.00%), 08/01/2030		955,357	956,551
EPIC Crude Services LP, 6.83% (3 mo. Term SOFR + 2.50%), 10/15/2031		3,723,333	3,723,333
Greystar Real Estate Partners LLC, 6.81% (1 mo. Term SOFR + 2.50%), 08/21/2030		3,401,973	3,401,973
Herschend Entertainment Co. LLC, First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 05/27/2032		498,750	500,102
Jack Ohio Finance LLC, First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 01/30/2032		5,972,500	5,918,748
Kestrel Acquisition LLC, 7.80% (3 mo. Term SOFR + 3.50%), 11/06/2031		1,464,987	1,466,511
Lumen Technologies, Inc. First Lien
6.78% (1 mo. Term SOFR + 2.35%), 04/16/2029		1,250,685	1,241,480
6.78% (1 mo. Term SOFR + 2.35%), 04/15/2030		1,250,685	1,241,480
OEG Borrower LLC, 7.64% (3 mo. Term SOFR + 3.50%), 06/30/2031		1,488,750	1,492,472
Third Coast Infrastructure LLC, 8.10% (1 mo. Term SOFR + 3.75%), 09/25/2030		2,962,500	2,969,906
Vistra Energy Corp., 0.00%, 10/31/2025 (e)(o)		25,848	317
WideOpenWest Finance LLC, First Lien, 11.50% (3 mo. Term SOFR + 7.00%), 12/11/2028		14,487,437	14,770,377
TOTAL TERM LOANS (Cost $57,055,546)			57,527,877

EXCHANGE TRADED FUNDS - 2.2%		Shares	Value
Goldman Sachs Access Treasury 0-1 Year ETF		35,269	3,535,012
iShares 0-3 Month Treasury Bond ETF		70,200	7,069,140
iShares Short Treasury Bond ETF		63,969	7,067,935
TOTAL EXCHANGE TRADED FUNDS (Cost $17,642,744)			17,672,087

PREFERRED STOCKS - 1.5%		Shares	Value
Diversified - 0.0%(m)
Armada Hoffler Properties, Inc., Series A, 6.75%, Perpetual		2,682	59,084

Electricity Infrastructure - 0.0%(m)
Cia Paranaense de Energia - Copel, 0.00%		21,035	51,103

Hotel - 0.0%(m)
Chatham Lodging Trust, Series A, 6.63%, Perpetual		1,868	39,340

Office - 0.0%(m)
City Office REIT, Inc., Series A, 6.63%, Perpetual		1,587	39,992
SL Green Realty Corp., Series I, 6.50%, Perpetual		8,870	194,963
			234,955

Oil Gas Transportation & Distribution - 0.1%
Global Partners LP, Series B, 9.50%, Perpetual (n)		32,100	827,008

Real Estate - 0.9%
Arbor Realty Trust, Inc.		–	$–
Series E, 6.25%, Perpetual		3,232	59,113
Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual		4,373	98,830
EPR Properties, Series E, 9.00%, Perpetual (n)		168,071	5,304,321
Kimco Realty Corp., Series N, 7.25%, Perpetual		32,735	1,948,714
Vornado Realty Trust, Series O, 4.45%, Perpetual		13,326	199,224
			7,610,202

Retail - 0.0%(m)
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual		1,842	39,235

Telecommunication Services - 0.2%
DigitalBridge Group, Inc., Series H, 7.13%, Perpetual		9,708	216,974
Liberty Broadband Corp., Series A, 7.00%, Perpetual (n)		41,071	1,021,025
			1,237,999

Utility - 0.3%
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual (b)(n)		92,789	2,194,460
TOTAL PREFERRED STOCKS (Cost $11,714,759)			12,293,386

MUNICIPAL BONDS - 0.9%		Par	Value
Alabama - 0.1%
Homewood Educational Building Authority, 7.42%, 10/01/2044 (Obligor: CHF Horizons II LLC)		150,000	155,393
Troy Industrial Development Board, 5.00%, 11/01/2041		125,000	108,599
			263,992

Arizona - 0.0%(m)
Maricopa County Industrial Development Authority, 7.38%, 10/01/2029 (Obligor: Grand Canyon University) (a)		100,000	104,884

California - 0.1%
California Statewide Communities Development Authority, 7.14%, 08/15/2047 (Obligor: Enloe Med Ctr Oblig Group)		100,000	105,769
Golden State Tobacco Securitization Corp., 3.85%, 06/01/2050		180,000	164,003
			269,772

Colorado - 0.0%(m)
Colorado Health Facilities Authority
2.80%, 12/01/2026 (Obligor: Covenant Living Cmnty Obl)		100,000	98,266
4.48%, 12/01/2040 (Obligor: Covenant Living Community)		120,000	102,401
			200,667

Delaware - 0.0%(m)
Delaware State Economic Development Authority, 8.00%, 07/01/2030 (Obligor: Academia Antonia Alonso I) (a)		100,000	100,898

Florida - 0.1%
Capital Projects Finance Authority, 7.00%, 06/01/2033 (Obligor: Prg Unionwest Properties) (a)		225,000	215,275
Capital Trust Authority, 6.70%, 06/15/2028 (Obligor: St Johns Classical Academy) (a)		105,000	105,971
City of Miami Gardens FL, 7.00%, 06/01/2040		50,000	57,367
			378,613

Illinois - 0.1%
Illinois Finance Authority, 8.25%, 09/01/2039 (Obligor: Illinois Inst Of Tech) (a)		300,000	301,075
Illinois Municipal Electric Agency, 7.29%, 02/01/2035		75,000	78,973
Northern Illinois Municipal Power Agency
6.86%, 01/01/2039		240,000	259,159
7.82%, 01/01/2040		30,000	35,355
State of Illinois, 6.73%, 04/01/2035		46,154	49,040
Village of Oak Lawn IL, 5.43%, 12/01/2025		100,000	99,901
			823,503

Indiana - 0.0%(m)
Indiana Finance Authority, 5.93%, 07/01/2053 (Obligor: BPIU Partners LLC)		125,000	124,664

Kentucky - 0.0%(m)
Louisville/Jefferson County Metropolitan Government, 4.29%, 05/01/2045 (Obligor: Louisville/Jefferson Med)		200,000	155,678

Montana - 0.0%(m)
City of Kalispell MT, 6.75%, 05/15/2029 (Obligor: Immanuel Living Oblig Grp)		200,000	201,032

Nebraska - 0.0%(m)
Public Power Generation Agency, 7.24%, 01/01/2041		140,000	153,868

New Hampshire - 0.1%
New Hampshire Business Finance Authority, 6.89%, 04/01/2034 (Obligor: Wheeling Power Company) (a)		275,000	288,679

New Jersey - 0.0%(m)
South Jersey Transportation Authority, 7.00%, 11/01/2038		75,000	83,113

New York - 0.1%
Dutchess County Local Development Corp., 5.92%, 07/01/2039 (Obligor: Bard College)		150,000	147,797
New York City Industrial Development Agency
6.03%, 01/01/2046 (Obligor: Queens Ballpark Co. LLC) (a)		150,000	151,007
5.90%, 03/01/2046 (Obligor: NY Yankees Partnership) (a)		125,000	126,278
New York State Dormitory Authority, 5.10%, 08/01/2034 (Obligor: Montefiore Obligated Grp)		150,000	138,979
New York Transportation Development Corp., 6.97%, 06/30/2051 (Obligor: Elevated Accessibility)		255,000	253,180
			817,241

Oklahoma - 0.3%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028 (Obligor: OU Medicine Obligated Group)		2,500,000	2,466,008
Sallisaw Economic Authority, 6.26%, 02/01/2053		125,000	127,243
			2,593,251

Oregon - 0.0%(m)
Port of Morrow OR, 3.25%, 12/01/2036		150,000	126,730

Texas - 0.0%(m)
City of San Antonio TX Customer Facility Charge Revenue, 5.87%, 07/01/2045		100,000	98,005

Virginia - 0.0%(m)
Farmville Industrial Development Authority, 5.00%, 01/01/2034 (Obligor: Longwood Housing Foundation LLC)		200,000	185,140

West Virginia - 0.0%(m)
County of Ohio WV Special District Excise Tax Revenue, 8.25%, 03/01/2035		110,000	118,718
Tobacco Settlement Finance Authority, 4.01%, 06/01/2040		125,000	102,824
			221,542

Wisconsin - 0.0%(m)
Public Finance Authority, 6.00%, 06/01/2027 (Obligor: Lindenwood Education Sys) (a)		200,000	200,877
TOTAL MUNICIPAL BONDS (Cost $7,335,361)			7,392,149

U.S. GOVERNMENT AGENCY ISSUES - 0.1%		Par	Value
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%(m)
Federal National Mortgage Association, Series 1997-79, Class PL, 6.85%, 12/18/2027		8,572	8,708

U.S. Government Agency Pass-Through Certificates - 0.1%
Federal Home Loan Mortgage Corporation
Pool C55167, 8.50%, 07/01/2031		19,650	20,166
Pool C55169, 8.50%, 07/01/2031		30,075	31,446
Pool C56878, 8.00%, 08/01/2031		25,823	26,868
Pool C59641, 8.00%, 10/01/2031		21,234	22,083
Pool C69047, 7.00%, 06/01/2032		96,912	102,276
Federal National Mortgage Association
Pool 255053, 7.50%, 12/01/2033		29,695	31,894
Pool 545436, 9.00%, 10/01/2031		29,322	31,861
Pool 545990, 7.50%, 04/01/2031		34,818	35,920
Pool 636449, 8.50%, 04/01/2032		63,509	68,104
Pool 645912, 7.00%, 06/01/2032		76,983	81,231
Pool 645913, 7.00%, 06/01/2032		78,938	82,580
Pool 650131, 7.00%, 07/01/2032		95,872	101,338
Pool 735576, 7.50%, 11/01/2034		49,158	52,161
Pool 735800, 8.00%, 01/01/2035		82,875	89,984
			777,912
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $748,991)			786,620

SHORT-TERM INVESTMENTS – 3.2%
MONEY MARKET FUNDS - 3.2%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (p)		25,666,601	25,666,601
TOTAL MONEY MARKET FUNDS (Cost $25,666,601)			25,666,601

TOTAL INVESTMENTS - 133.1% (Cost $1,100,614,225)			1,070,116,851
Liabilities in Excess of Other Assets - (33.1)%			(265,867,983)
TOTAL NET ASSETS - 100.0%			$804,248,868
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMBS - Commercial Mortgage-Backed Security
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average

EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $561,258,892 or 69.8% of the Fund’s net assets.

(b)	All or a portion of security has been pledged as collateral for the Fund's credit facilities. The fair value of assets committed as collateral as of September 30, 2025 is $308,550,175.
(c)	All or a portion of security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of September 30, 2025 is $80,145,817.
(d)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of September 30, 2025, the value of these securities total $28,694,221 or 3.6% of the Fund’s net assets.

(e)	Zero coupon bonds make no periodic interest payments.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Interest only security.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $18,555,611 or 2.3% of net assets as of September 30, 2025.

(j)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(k)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(m)	Represents less than 0.05% of net assets.
(n)	Non-income producing security.
(o)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(p)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Forward Currency Contracts:
As of September 30, 2025, the following forward currency contracts were outstanding:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
J.P. Morgan Securities, Inc.	10/31/2025	USD	5,615,165	EUR	4,750,000	$27,259
State Street Bank & Trust Co.	11/06/2025	USD	3,749,259	EUR	3,208,658	(26,610)
State Street Bank & Trust Co.	11/06/2025	USD	7,040,971	GBP	5,263,999	(39,831)
Net Unrealized Depreciation						$(39,182)

EUR - Euro
GBP - British Pound
USD - United States Dollar

Brookfield Real Assets Income Fund Inc.
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Corporate Credit	$–	$566,708,873	$–	$566,708,873
Securitized Credit	–	293,410,061	18,555,611	311,965,672
Common Stocks	56,902,661	13,200,925	–	70,103,586
Term Loans	–	57,527,877	–	57,527,877
Exchange Traded Funds	17,672,087	–	–	17,672,087
Preferred Stocks	12,293,386	–	–	12,293,386
Municipal Bonds	–	7,392,149	–	7,392,149
U.S. Government Agency Issues	–	786,620	–	786,620
Money Market Funds	25,666,601	–	–	25,666,601
Total Investments	$112,534,735	$939,026,505	$18,555,611	$1,070,116,851

Other Financial Instruments:
Forward Currency Contracts*	$–	$27,259	$–	$27,259
Total Other Financial Instruments	$–	$27,259	$–	$27,259

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(66,441)	$–	$(66,441)
Total Other Financial Instruments	$–	$(66,441)	$–	$(66,441)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

For further information regarding security characteristics, see the Schedule of Investments.